Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Line Items]
Options to purchase shares of common stock	953,000
Number of shares repurchased	94,450
Value of share repurchased	$ 1,409,000	$ 12,977,000	$ 15,178,000
Common Stock Repurchased Since Announcement Of Strategic Initiative	2,002,145
Value Of Common Stock Repurchased Since Announcement Of Strategic Initiative	29,564,000
Maximum Percentage Of Shares Repurchased Under Strategic Initiative	20.00%
Maximum Number Of Shares Repurchased Under Strategic Initiative	7,000,000
Preferred Stock [Member]
Equity [Line Items]
Stockholders to purchase, conditions	One one-hundredth of a share of newly issued Series A Junior Participating Preferred Stock
Preferred stock purchase right	One-quarter of a preferred stock purchase right
Preferred stock exercise price	100
Minimum percentage of beneficial ownership to acquire exercisable rights	20.00%
Redemption price of rights	$ 0.001
Redemption time of rights	10 days
Expiry date of rights	Dec. 11, 2017
Common Stock [Member]
Equity [Line Items]
Exercisable at end of period, Weighted Average Remaining Contractual Term	3 years
Weighted average exercise price	$ 22.82
Aggregate intrinsic value	$ 1,083,000